UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2013

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT INCOME FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.2%
		Alabama-.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033		$ 5,131,250
		Alaska-.5%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027		3,447,520
		Arizona-2.8%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027		5,564,850
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		7,657,855
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
		5% 1/1/2033		5,272,450
				18,495,155
		Arkansas-.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039		5,342,400
		California-3.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031		5,073,700
5,000	M	California State GO 5.25% 9/1/2030		5,477,400
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024		5,549,950
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027		5,423,150
				21,524,200
		Colorado-.8%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,443,550
		District of Columbia-1.7%
5,000	M	District of Columbia GO 6% 6/1/2021		6,162,050
5,000	M	District of Columbia Rev. 5.5% 8/15/2028		5,240,000
				11,402,050
		Florida-10.6%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029		5,396,600
5,000	M	Duval County School Board COP 5.25% 7/1/2035		5,177,600
4,110	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026		4,415,003
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		6,121,995
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028		5,515,300
5,000	M	Manatee County School Board COP 5.625% 7/1/2031		5,344,100
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,369,200
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029		5,256,350
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2034		5,217,200
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029		5,217,150
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025		5,606,600
5,000	M	Orange County School Board COP 5.5% 8/1/2034		5,357,100
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029		5,300,400
				69,294,598
		Georgia-5.3%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030		5,325,000
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019		10,770,889
5,000	M	5.25% 11/1/2034		5,221,850

7,500	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031		7,978,275
5,000	M	JPMorgan Chase Putters 9.502% 1/1/2016 (a)		5,486,400
				34,782,414
		Illinois-11.2%
		Chicago Board of Education Lease Certificates:
5,000	M	6% 1/1/2016		5,476,550
26,000	M	6% 1/1/2020		28,773,940
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041		5,766,250
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5.25% 1/1/2022		5,417,650
5,000	M	Children's Mem. Hosp. 5.25% 8/15/2033		5,041,350
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030		7,742,980
5,000	M	Metropolitan Pier & Exposition Auth. Rev. 5% 6/15/2042		5,045,300
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019		4,798,080
5,000	M	Springfield Electric Rev. 5% 3/1/2027		5,056,700
				73,118,800
		Indiana-4.7%
10,000	M	Franklin Township Multi-School Bldg. Corp. Rev. 5% 1/15/2035		10,437,400
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026		8,421,200
3,025	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029		3,170,895
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025		8,898,522
				30,928,017
		Kentucky-1.8%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028		5,173,000
		Kentucky St. Turnpike Auth. Eco. Dev. Road Revenue:
3,000	M	5% 7/1/2029 (b)		3,293,490
3,000	M	5% 7/1/2030 (b)		3,275,580
				11,742,070
		Louisiana-1.1%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021		6,912,908
		Maine-.5%
2,965	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		3,134,895
		Massachusetts-2.6%
1,915	M	Boston Water & Sewer Rev. 5.75% 11/1/2013		1,924,230
3,590	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		3,771,008
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034		5,137,900
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 9.559% 2/1/2016 (a)		5,897,108
				16,730,246
		Michigan-5.8%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033		5,369,700
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036		5,082,800
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025		10,848,100
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028		5,692,900
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		5,677,065
5,000	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042		4,857,650
				37,528,215
		Minnesota-.5%
3,395	M	Minnesota St. Office of Higher Education Rev. 5% 11/1/2029		3,528,220
		Missouri-.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028		5,425,200
		Montana-.5%
2,860	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		2,963,332
		New Jersey-1.6%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030		5,301,500
5,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2030		5,282,600
				10,584,100
		New Mexico-1.7%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031		5,366,200
5,000	M	University of New Mexico Univ. Rev. ROLS 9.559% 6/1/2014 (a)		5,421,300
				10,787,500
		New York-9.2%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		27,780,720
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027		12,177,700
5,000	M	State University 5.875% 5/15/2017		5,608,850
5,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021		5,420,600
7,780	M	Port Authority of New York & New Jersey Drivers 9.35% 8/15/2015 (a)		9,339,423
				60,327,293
		North Carolina-.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034		5,256,650
		North Dakota-.1%
750	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028		753,975
		Ohio-3.6%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2026		5,384,200
6,000	M	Jefferson County GO 5.75% 12/1/2019		6,702,720
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034		5,320,150
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
2,080	M	6.125% 9/1/2028		2,189,325
3,400	M	5.85% 9/1/2033		3,644,052
				23,240,447
		Pennsylvania-3.3%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,438,700
5,000	M	Penn. St. Economic Dev. Auth. Rev. 5% 3/1/2034		5,134,600
5,000	M	Philadelphia GO 7.125% 7/15/2038		5,562,750
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		5,365,800
				21,501,850
		Puerto Rico-2.0%
5,000	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		4,636,300
10,000	M	Puerto Rico Sales Tax Fin. Rev. 5.25% 8/1/2040		8,671,000
				13,307,300
		Rhode Island-1.2%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		7,716,450
		South Carolina-.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,463,000
		Texas-10.6%
5,000	M	Dallas County Util. & Reclamation Dist. GO 5.375% 2/15/2029		5,404,600
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030		5,409,600
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032		5,354,600
5,000	M	Wtr. And Swr. Rev. 5% 11/15/2027		5,535,050
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6.25% 12/15/2013		4,037,240
6,035	M	6.25% 12/15/2015		6,501,988
5,000	M	JP Morgan Chase Putters 9.353% 2/1/2030 (a)		5,579,400
5,000	M	Medina Valley Indpt. School District GO ROLS 9.559% 8/15/2015 (a)		5,730,200
10,000	M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028		10,480,800
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,254,550
5,000	M	Texas St. Transp. Comm. Tpk. Sys. Rev. 5% 8/15/2041		4,896,600
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030		5,464,100
				69,648,728
		Utah-.1%
455	M	Provo Electric System Rev. 10.375% 9/15/2015		505,942
		Washington-3.9%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,719,200
7,000	M	Providence Health 5.25% 10/1/2033		7,394,940
		Washington State ROLS:
5,000	M	9.559% 7/1/2014 (a)		5,814,500
5,500	M	9.559% 7/1/2016 (a)		6,588,560
				25,517,200
		West Virginia-.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		4,754,925
		Wisconsin-3.5%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		15,046,320
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033		7,640,175
				22,686,495
Total Value of Municipal Bonds (cost $597,490,976)			99.2%	648,926,895
Other Assets, Less Liabilities			.8	5,406,547
Net Assets			100.0%	$654,333,442

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$597,490,976. Accumulated net unrealized appreciation on investment was $51,435,919 consisting of $55,950,285 gross unrealized appreciation and $4,514,366 gross unrealized depreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT OPPORTUNITIES FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.2%
		Alabama-1.4%
$1,000	M	Alabama State University Rev. 5.25% 9/1/2034		$ 1,053,420
2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039		2,806,350
				3,859,770
		Alaska-1.3%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028		3,493,560
		Arizona-3.4%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027		1,437,587
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		5,458,200
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025		2,384,900
				9,280,687
		California-4.0%
1,100	M	Alhambra Unified Sch. District GO 5.25% 8/1/2028		1,187,505
5,000	M	California State GO 5% 4/1/2037		5,168,100
3,000	M	California State Public Works Lease Rev. 5% 9/1/2034		3,064,830
1,300	M	San Diego County Regl. Airport Auth. Rev. 5% 7/1/2040		1,306,552
				10,726,987
		Colorado-1.9%
5,000	M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031		5,231,800
		Connecticut-.4%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030		1,077,830
		District of Columbia-1.2%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029		3,206,730
		Florida-6.7%
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026		1,067,580
1,000	M	5.25% 7/1/2027		1,065,200
1,375	M	Deltona Util. Sys. Rev. 5.25% 10/1/2029		1,488,424
5,000	M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028		5,316,900
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028		4,015,548
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028		5,274,850
				18,228,502
		Georgia-7.1%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030		5,299,350
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034		3,890,042
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040		2,662,025
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039		1,652,010
1,000	M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021		1,001,320
2,500	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031		2,659,425
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038		2,154,400
				19,318,572
		Hawaii-1.0%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030		2,684,700
		Illinois-6.6%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027		5,299,400
5,000	M	6.5% 1/1/2041		5,766,250
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030		2,591,425
2,000	M	Illinois State GO 5.5% 7/10/2027		2,074,720
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,238,250
1,000	M	Illinois State Toll Highway 5% 1/1/2038		1,001,390
				17,971,435
		Indiana-1.0%
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028		1,579,590
1,000	M	5.25% 7/15/2029		1,047,290
				2,626,880
		Louisiana-3.7%
1,240	M	Louisiana Stadium Exposition Dist. Rev. 5% 7/1/2036		1,246,560
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025		1,701,885
3,000	M	Louisiana State GO 5% 9/1/2028		3,280,110
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023		1,139,520
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029		2,564,978
				9,933,053
		Massachusetts-4.4%
		Massachusetts State General Obligation:
4,000	M	5% 8/1/2033		4,277,680
7,250	M	5% 8/1/2035		7,688,118
				11,965,798
		Michigan-4.8%
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041		5,350,850
1,900	M	Michigan Mun. Bd. Auth. Rev. 5% 5/1/2023		1,803,385
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029		1,033,400
5,000	M	Wayne Cnty. Airport Auth. Rev. 5% 12/1/2042		4,857,650
				13,045,285
		Minnesota-1.0%
2,305	M	Minnesota State Gen. Fund Rev. 5% 3/1/2025		2,630,120
		Mississippi-3.9%
		Mississippi Dev. Bk. Spl. Obligation:
		Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		2,839,071
2,000	M	5.625% 7/1/2039		2,110,700
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030		1,215,700
3,250	M	Mississippi State Cap. Impt. Projs. GO 5% 10/1/2036		3,434,210
1,000	M	Mississippi State Univ. Educ. Bldg. Corp. 5% 8/1/2030 (b)		1,078,920
				10,678,601
		Missouri-.8%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028		1,069,100
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030		1,040,510
				2,109,610
		New Jersey-1.6%
4,000	M	New Jersey State Trans. Trust Fd. Auth. Trans. Sys. Rev.
		5.5% 12/15/2038		4,302,280
		New York-3.5%
4,050	M	Nassau County GO 5% 4/1/2031		4,240,755
5,000	M	New York City Trans. Fin. Auth. 5% 7/15/2037		5,183,200
				9,423,955
		North Carolina-1.2%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039		3,225,720
		Ohio-3.6%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2024		2,165,760
1,000	M	Hamilton Cnty. Sales Tax 5% 12/1/2032		1,023,180
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031		1,218,570
5,000	M	University of Cincinnati 5% 6/1/2028		5,436,050
				9,843,560
		Pennsylvania-6.8%
5,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		5,588,700
2,500	M	Beaver County GO 5.55% 11/15/2031		2,733,350
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025		1,649,730
4,000	M	State Pub. Sch. Bldg. Auth. Rev. 5% 2/15/2032		4,152,880
		West Mifflin Area School Dist. General Obligations:
2,910	M	5.375% 4/1/2027		3,219,595
1,000	M	5.375% 4/1/2028		1,087,230
				18,431,485
		Puerto Rico-1.0%
1,500	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		1,390,890
1,580	M	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. 5.25% 8/1/2040		1,370,018
				2,760,908
		Rhode Island-2.3%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Pub. Schs. Fing. Program:
3,250	M	5.25% 5/15/2029		3,469,537
1,400	M	5% 5/15/2034		1,382,178
1,415	M	University of Rhode Island 5.25% 9/15/2029		1,509,465
				6,361,180
		South Carolina-2.6%
		South Carolina State Pub. Svc. Auth. Revenue:
2,000	M	5% 1/1/2033		2,079,980
5,000	M	5% 12/1/2036		5,107,250
				7,187,230
		South Dakota-.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028		1,582,635
		Texas-15.0%
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030		5,338,800
1,000	M	Goose Creek Independent Sch. Dist. 5% 2/15/2022		1,199,860
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		5,175,500
3,000	M	Harris County Met. Transit Auth. Sales & Use Tax Rev. 5% 11/1/2036		3,131,640
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031		5,444,700
		North Texas Tollway Auth. Revenue:
3,000	M	5% 9/1/2031		3,183,000
5,000	M	5% 1/1/2038		5,033,250
1,250	M	Parker County GO 5% 2/15/2029		1,345,150
2,000	M	Sinton Indep. Sch. Dist. GO 5% 8/15/2038		2,129,620
3,500	M	Socorro Independent School Dist. GO 5% 8/15/2033		3,785,880
5,000	M	Texas State Trans. Comm. Turnpike Sys. Rev. 5% 8/15/2041		4,896,600
				40,664,000
		Utah-.5%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030		1,414,296
		Washington-4.9%
5,000	M	Washington State 5% 8/1/2038		5,244,050
2,500	M	Washington State GO 5% 8/1/2033		2,670,100
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,282,100
				13,196,250
Total Value of Municipal Bonds (cost $257,675,395)			98.2%	266,463,419
Excess of Liabilities Over Other Assets			1.8	4,908,716
Net Assets			100.0%	$271,372,135

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$257,675,395. Accumulated net unrealized appreciation on investment was $8,788,024, consisting of $13,423,763 gross unrealized appreciation and $4,635,739 loss unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.3%
		Airport-9.1%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033		$1,051,970
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034		1,099,000
1,000	M	San Diego County Regl. Airport 5% 7/1/2040		1,005,040
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2025		1,141,840
				4,297,850
		Education-7.6%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
		5.25% 12/1/2031		536,315
		California State Public Works Brd. Lease Revenue:
1,000	M	5% 9/1/2033		1,026,750
1,000	M	5% 3/1/2038		1,023,350
1,000	M	California State University Rev. 5% 11/1/2037		1,035,400
				3,621,815
		Electric-5.8%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031		530,135
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031		1,124,800
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029		1,112,920
				2,767,855
		General Obligation-19.2%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028		1,079,550
1,000	M	Centinela Valley Union School District 5% 8/1/2031		1,038,000
1,000	M	Chico Unified School District 5% 8/1/2026		1,090,310
1,000	M	College of the Sequoias 5.25% 8/1/2029		1,056,440
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029		1,071,580
650	M	Jefferson Unified High Sch. District 6.25% 2/1/2016		732,836
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,081,690
750	M	Natomas Unified School District 5.95% 9/1/2021		858,810
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032		1,091,330
				9,100,546
		Health Care-9.2%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031		1,014,740
1,000	M	Providence Health Services 6.5% 10/1/2033		1,146,090
500	M	Stanford Hospital 5.25% 11/15/2031		524,790
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024		1,109,990
500	M	Sutter Health 5.5% 8/15/2026		559,685
				4,355,295
		Lease-7.2%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029		527,040
1,000	M	5% 4/1/2034		1,028,700
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,105,010
700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015		748,076
				3,408,826
		Other Revenue-1.2%
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		549,380
		Other Tax-12.5%
755	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		788,869
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040		867,100
		Riverside County Trans. Commission Sales Tax Revenue:
500	M	5.25% 6/1/2027		572,115
1,000	M	5% 6/1/2032		1,056,180
500	M	Sacramento Area Flood Control Agency 5% 10/1/2037		519,965
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028		1,129,150
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024		1,009,030
				5,942,409
		Pre-Refunded/Escrowed-to-Maturity-2.6%
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (c)		1,245,970
		State General Obligation-8.8%
		California State Various Purpose:
1,000	M	5% 9/1/2031		1,066,830
3,000	M	5% 4/1/2037		3,100,860
				4,167,690
		Transportation-2.2%
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032		1,050,950
		Water/Sewer-11.9%
750	M	Bakersfield Wastewater Rev. 5% 9/15/2028		792,173
1,000	M	El Dorado Irrigation District 6.25% 8/1/2029		1,035,200
1,000	M	Los Angeles Wastewater System Rev. 5% 6/1/2027		1,103,000
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		553,260
1,000	M	Mojave Water Agency 5.5% 6/1/2029		1,079,570
1,000	M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035		1,056,390
				5,619,593
Total Value of Municipal Bonds (cost $43,896,472)			97.3%	46,128,179
Other Assets, Less Liabilities			2.7%	1,273,109
Net Assets			100.0%	$47,401,288

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$43,896,472. Accumulated net unrealized appreciation on investment was $2,231,707, consisting of $2,782,022 gross unrealized appreciation and $550,315 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.6%
		Appropriation-15.5%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		$ 1,102,640
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2038		1,065,000
1,000	M	State Supported Child Care 5% 7/1/2028		1,058,510
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024		1,945,440
				5,171,590
		Education-22.0%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Loomis Chafee School 5% 7/1/2030		1,032,990
1,000	M	Quinnipiac University 5.75% 7/1/2033		1,103,430
1,000	M	Salisbury School 5% 7/1/2028		1,068,130
1,000	M	Trinity College 5% 7/1/2019		1,033,650
1,000	M	Wesleyan University 5% 7/1/2035		1,047,150
1,000	M	Westminster School 5% 7/1/2037		1,010,690
1,000	M	University of Connecticut University Rev. 4.75% 2/15/2029		1,061,230
				7,357,270
		Electric-1.6%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2032		527,265
		General Obligation-11.3%
1,000	M	Bridgeport 5% 12/1/2023		1,100,730
1,000	M	Hartford 5% 4/1/2031		1,051,030
1,500	M	New Haven 5% 3/1/2026		1,605,210
				3,756,970
		Health Care-12.0%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Lawrence & Memorial Hospital 5% 7/1/2031		515,680
		Middlesex Hospital:
350	M	5% 7/1/2026		367,517
460	M	5% 7/1/2027		478,087
500	M	Stamford Hospital 5% 7/1/2030		513,065
1,000	M	William W. Backus Hospital 5% 7/1/2025		1,056,580
		Yale-New Haven Hospital:
500	M	5% 7/1/2026		524,925
500	M	5.25% 7/1/2030		534,500
				3,990,354
		Lease-1.3%
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		438,125
		Other Tax-11.6%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025		1,112,620
1,000	M	5% 8/1/2027		1,084,390
		Puerto Rico Sales Tax Fing. Revenue:
1,000	M	5.75% 8/1/2037		823,090
1,000	M	5.25% 8/1/2040		867,100
				3,887,200
		Pre-Refunded/Escrowed-to-Maturity-11.8%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Children's Medical Center 5% 7/1/2014 (c)		1,035,890
1,000	M	Renbrook School 5% 7/1/2017 (c)		1,147,180
1,050	M	South Windsor 5% 2/15/2016 (c)		1,159,116
580	M	Stratford 5% 12/15/2013 (c)		585,841
				3,928,027
		Water/Sewer-11.5%
1,000	M	Hartford Cnty. Met. Dist. Clean Wtr. Proj. 5% 4/1/2036		1,053,780
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2025		876,450
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,080,800
750	M	Stamford Water Pollution Control Sys. Rev. 5.5% 8/15/2038		812,963
				3,823,993
Total Value of Municipal Bonds (cost $31,758,486)			98.6%	32,880,794
Other Assets, Less Liabilities			1.4	462,294
Net Assets			100.0%	$33,343,088

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$31,758,486. Accumulated net unrealized appreciation on investment was $1,122,308 consisting of $1,760,903 gross unrealized appreciation and $638,595 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.4%
		Education-38.7%
$ 670	M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028		$ 714,528
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035		1,074,670
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston College 5% 7/1/2026		1,135,390
1,000	M	Boston University 5.6% 10/1/2035		1,121,580
1,000	M	Lesley University 5.25% 7/1/2033		1,055,930
750	M	Northeastern University 5% 10/1/2031		783,720
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Berklee College of Music 5% 10/1/2037		1,025,120
1,000	M	Harvard University 5.5% 11/15/2036		1,112,700
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039		1,046,030
				9,069,668
		General Obligation-7.6%
500	M	Quincy 5% 12/1/2028		543,860
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033		1,031,510
215	M	Worcester 5.5% 8/15/2017		215,914
				1,791,284
		Health Care-4.6%
1,000	M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5.375% 2/1/2027		1,076,890
		Housing-4.3%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035		1,017,360
		Other Revenue-4.8%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028		1,114,190
		Other Tax-11.4%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025		1,161,790
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032		1,075,290
500	M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040		433,550
				2,670,630
		Pre-Refunded/Escrowed-to-Maturity-1.3%
285	M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014		295,357
		State General Obligation-7.4%
		Massachusetts State :
1,000	M	5.5% 8/1/2030		1,212,040
500	M	5% 8/1/2033		534,710
				1,746,750
		Toll & Turnpike-4.5%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,044,090
		Water/Sewer-12.8%
		Boston Water & Sewer Commission Revenue:
190	M	5.75% 11/1/2013		190,916
500	M	5% 11/1/2030		548,540
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2031		1,094,970
1,000	M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025		1,172,830
				3,007,256
Total Value of Municipal Bonds (cost $21,557,367)			97.4%	22,833,475
Other Assets, Less Liabilities			2.6	619,458
Net Assets			100.0%	$23,452,933

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$21,557,367. Accumulated net unrealized appreciation on investment was $1,276,108, consisting of $1,481,242 gross unrealized appreciation and $205,134 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-100.0%
		Education-6.3%
$1,000	M	Ferris State University Revenue 5% 10/1/2028		$1,038,040
250	M	Western Michigan University 5.25% 11/15/2033 (b)		260,350
				1,298,390
		Electric-8.1%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		630,785
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028		1,048,110
				1,678,895
		General Obligation-26.9%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,043,690
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,065,610
770	M	Montrose Township School District 6.2% 5/1/2017		842,457
500	M	Northview Public School District 5% 5/1/2041		505,195
1,000	M	Troy City School District 5% 5/1/2026		1,071,590
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,009,630
				5,538,172
		Health Care-10.5%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,022,050
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2028		1,138,580
				2,160,630
		Housing-3.2%
650	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028		650,097
		Lease-5.4%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,107,220
		Other Tax-11.5%
500	M	Detroit Distributable State Aid 5% 11/1/2030		473,570
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,037,380
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040		867,100
				2,378,050
		State General Obligation-5.3%
1,000	M	Michigan State 5% 11/1/2022		1,103,410
		Water/Sewer-22.8%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,073,940
		Detroit Water Supply System Revenue:
1,000	M	6.5% 7/1/2015		1,015,400
1,000	M	5.5% 7/1/2027		1,027,430
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,067,390
500	M	Saginaw Water Supply Sys. Rev. 5% 7/1/2031		515,990
				4,700,150
Total Value of Municipal Bonds (cost $19,795,168)			100.0%	20,615,014
Excess of Liabilities Over Other Assets			-	(5,334)
Net Assets			100.0%	$20,609,680

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$19,795,168. Accumulated net unrealized appreciation on investment was $819,846, consisting of $1,090,337 gross unrealized appreciation and $270,491 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.5%
		Airport-2.5%
$ 500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2026		$ 539,955
		Appropriation-6.3%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029		1,095,550
250	M	University of Minnesota Special Purpose Rev. 5% 8/1/2030		270,507
				1,366,057
		Education-14.8%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031		808,920
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028		539,250
250	M	Gustavus Adolfus College 5% 10/1/2031		263,770
500	M	Macalester College 5% 6/1/2035		533,815
250	M	University of St. Thomas 5.25% 4/1/2039		259,202
480	M	Minnesota State Office of Higher Ed. Rev. 5% 11/1/2029		498,835
250	M	University of Minnesota 5.25% 12/1/2030		282,385
				3,186,177
		Electric-8.8%
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035		260,850
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		558,465
500	M	5% 1/1/2026		544,105
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		528,345
				1,891,765
		General Obligation-25.2%
500	M	Bemidji 5% 2/1/2028		541,070
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026		536,545
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026		764,379
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024		558,465
500	M	Hennepin County 5% 12/1/2025		560,735
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024		832,928
500	M	New Brighton 5% 2/1/2032		528,240
500	M	Scott County 5% 12/1/2023		560,940
500	M	St. Louis County 5% 12/1/2023		560,940
				5,444,242
		Health Care-15.9%
		Minneapolis Health Care Sys. Revenue:
500	M	5.5% 5/15/2017		504,090
500	M	6.5% 11/15/2038		572,220
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030		772,433
		St. Cloud Health Care Revenue:
250	M	5.125% 5/1/2030		263,765
500	M	5.375% 5/1/2031		528,710
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029		788,798
				3,430,016
		Housing-5.9%
		Minnesota State Housing Finance Agency:
170	M	Multi-Family Hsg. 5.05% 7/1/2034		178,983
		Rental Hsg. Revenue:
250	M	5% 8/1/2030		256,827
300	M	5.05% 8/1/2031		307,587
220	M	5% 8/1/2033		223,232
285	M	Single-Family Hsg. Rev. 5.9% 7/1/2028		296,942
				1,263,571
		Lease-5.3%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		624,474
250	M	Minnesota State Housing Finance Agency
		(Nonprofit Hsg. Rev.) 5% 8/1/2031		261,862
250	M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029		267,595
				1,153,931
		Other Tax-6.8%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		340,293
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,124,410
				1,464,703
		Pre-Refunded/Escrowed-to-Maturity-4.1%
500	M	Crow Wing County Jail 5% 2/1/2015 (c)		531,470
300	M	University of Minnesota 5.75% 7/1/2017		353,637
				885,107
		State General Obligation-3.9%
500	M	Minnesota State 5% 6/1/2022		571,280
250	M	Minnesota State Highway 5% 8/1/2026		276,462
				847,742
Total Value of Municipal Bonds (cost $19,959,742)			99.5%	21,473,266
Other Assets, Less Liabilities			.5	109,918
Net Assets			100.0%	$21,583,184

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$19,959,742. Accumulated net unrealized appreciation on investment was $1,513,524, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.0%
		Appropriation-15.6%
$1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5.75% 11/1/2028		$1,208,290
		New Jersey Economic Dev. Auth. Revenue:
1,000	M	5% 3/1/2029		1,061,670
1,000	M	5.5% 12/15/2029		1,090,190
		New Jersey State Health Care Facs. Fing. Authority Rev.
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028		1,063,380
1,000	M	5.75% 10/1/2031		1,115,850
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,191,540
1,000	M	5.5% 12/15/2038		1,075,570
				7,806,490
		Education-13.0%
1,000	M	New Jersey Economic Dev. Auth. Rev. 5% 6/15/2030		1,094,060
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	New Jersey City Univ. 5% 7/1/2028		1,059,170
1,000	M	Princeton University 5% 7/1/2034		1,095,610
		Rowan University:
1,000	M	5% 7/1/2025		1,086,080
1,000	M	5% 7/1/2026		1,074,570
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030		1,060,300
				6,469,790
		General Obligation-21.4%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015		1,931,282
1,000	M	Bayonne 5.25% 7/1/2027		1,073,170
1,000	M	Cumberland County Impt. Auth. Rev. Solid Waste Sys. 5.125% 1/1/2025		1,102,060
1,000	M	Elizabeth 5.25% 4/15/2027		1,091,840
1,000	M	Essex County Impt. Authority Rev. 5.5% 10/1/2027		1,176,720
1,000	M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034		1,049,380
1,000	M	Jersey City 5% 1/15/2026		1,070,660
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		1,091,890
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029		1,103,870
				10,690,872
		Health Care-6.2%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031		2,081,280
1,000	M	Virtua Health 5.5% 7/1/2038		1,030,440
				3,111,720
		Housing-7.5%
1,405	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028		1,475,770
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038		2,290,280
				3,766,050
		Industrial Development Revenue/Pollution Control Revenue-4.1%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		2,041,406
		Lease-6.6%
1,000	M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024		1,161,810
		New Jersey State Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027		1,071,120
1,000	M	5.25% 6/15/2028		1,063,690
				3,296,620
		Other Revenue-2.1%
920	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027		1,035,359
		Other Tax-4.7%
		Puerto Rico Sales Tax Fing. Revenue:
1,000	M	5.75% 8/1/2037		823,090
1,750	M	5.25% 8/1/2040		1,517,425
				2,340,515
		Pre-Refunded/Escrowed-to-Maturity-6.5%
1,455	M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016		1,617,989
1,000	M	Cape May County Bridge Commission 5% 6/1/2015 (c)		1,077,800
530	M	New Jersey State Health Care Facs. Fing. Authority Rev.
		(General Hospital Center at Passaic) 6% 7/1/2014		552,801
				3,248,590
		State General Obligation-1.8%
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028		876,250
		Toll & Turnpike-6.3%
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029		1,067,870
1,000	M	5% 1/1/2031		1,050,260
1,000	M	South Jersey Trans. Auth. 5% 11/1/2029		1,049,850
				3,167,980
		Transportation-2.2%
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		1,090,240
Total Value of Municipal Bonds (cost $46,120,711)			98.0%	48,941,882
Other Assets, Less Liabilities			2.0	987,910
Net Assets			100.0%	$49,929,792

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$46,120,711. Accumulated net unrealized appreciation on investment was $2,821,171, consisting of $3,543,725 gross unrealized appreciation and $722,554 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-100.3%
		Appropriation-8.6%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047		$2,119,820
		New York City Transitional Fin. Auth. Bldg. Aid Revenue:
1,000	M	5% 7/15/2023		1,164,130
1,000	M	5% 7/15/2033		1,060,510
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020		3,593,730
1,000	M	Mental Health Services 5% 2/15/2033		1,028,850
1,500	M	State University 5.25% 5/15/2021		1,774,440
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027		2,808,026
				13,549,506
		Education-13.7%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032		532,815
1,500	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2030		1,563,990
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021		2,784,116
1,000	M	Fordham University 5% 7/1/2028		1,072,930
		New York University:
1,610	M	6% 7/1/2018		1,951,481
2,000	M	5% 7/1/2030 (b)		2,163,440
1,000	M	5% 7/1/2037 (b)		1,047,100
1,200	M	Pratt Institute 5% 7/1/2034		1,249,152
500	M	Skidmore College 5% 7/1/2027		539,240
1,000	M	St. John's University 5% 7/1/2024		1,081,410
3,500	M	The New School 5.5% 7/1/2043		3,672,515
1,000	M	Onondaga Cnty. Cultural Resource Rev. 5% 12/1/2030		1,074,170
2,755	M	Tompkins Cnty. Indl. Dev. Agy. Rev. 5% 7/1/2037		2,903,109
				21,635,468
		Electric-3.5%
5,000	M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033		5,509,400
		General Obligation-17.9%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026		5,664,500
1,000	M	Monroe County 5% 6/1/2029		1,053,330
4,465	M	Nassau County 5% 10/1/2029		4,715,799
		New York City General Obligation:
435	M	5.75% 8/1/2018		439,611
1,000	M	5% 8/1/2030 (b)		1,083,990
2,000	M	5% 3/1/2037		2,097,940
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,625,377
1,000	M	Master Boces Program 5% 8/15/2028		1,065,860
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031		1,051,260
3,400	M	Croton Hudson 5.625% 10/1/2029		3,721,674
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015		1,672,147
				28,191,488
		Health Care-2.2%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
		5.5% 4/1/2030		660,844
		New York State Dormitory Authority Revenue:
		NYSARC:
1,140	M	5% 7/1/2025		1,245,598
500	M	6% 7/1/2036		527,880
1,000	M	United Cerebral Palsy 5.125% 7/1/2021		1,000,840
				3,435,162
		Housing-1.9%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031		1,116,180
1,840	M	New York City Hsg. Dev. Corp. Rev.
		(Multi-Family Hsg. Rev.) 5% 11/1/2026		1,920,114
				3,036,294
		Lease-3.5%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,369,750
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,165,040
2,500	M	New York State Dormitory Authority Rev.
		(Court Facs. Lease) 5.5% 5/15/2027		2,937,725
				5,472,515
		Other Revenue-2.1%
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028		3,366,780
		Other Tax-17.5%
5,000	M	JPMorgan Chase Putters 9.343% 12/15/2024 (a)		5,895,300
1,500	M	Metropolitan Trans. Auth. Dedicated Tax Fund Rev. 5% 11/15/2029		1,637,640
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028		2,732,200
1,000	M	5% 11/1/2033		1,059,870
1,500	M	5% 11/1/2038		1,568,940
		New York State Dormitory Authority Rev.
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026		2,814,425
1,990	M	5% 3/15/2035		2,099,410
3,000	M	5.75% 3/15/2036		3,359,580
2,000	M	New York State Urban Corp. Dev. Corp. Rev. 5% 12/15/2027		2,199,680
5,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		4,115,450
				27,482,495
		Pre-Refunded/Escrowed-to-Maturity-5.8%
1,000	M	New York City Hsg. Dev. Corp. Rev. 5% 7/1/2015 (c)		1,080,350
		New York State Dormitory Authority Revenue:
330	M	Judicial Facs. Lease 7.375% 7/1/2016		366,917
1,970	M	New York-Presbyterian Hospital 5.25% 8/15/2014 (c)		2,054,966
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		5,634,850
				9,137,083
		Toll & Turnpike-5.1%
		New York State Thruway Auth. (General Revenue):
5,000	M	5% 1/1/2026		5,333,450
1,000	M	5% 1/1/2037		1,030,600
1,500	M	Triborough Bridge & Tunnel Auth. Rev. 5% 11/15/2027		1,656,645
				8,020,695
		Transportation-12.2%
		Metropolitan Trans. Auth. New York Revenue:
1,000	M	5% 11/15/2022		1,154,400
5,000	M	5.25% 11/15/2022		5,031,200
1,000	M	5% 11/15/2030		1,035,820
1,900	M	5.25% 11/15/2030		2,063,077
1,000	M	5% 11/15/2031		1,030,240
3,110	M	New York State Thruway Authority Rev.
		Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027		3,361,670
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		5,451,200
				19,127,607
		Water/Sewer-6.3%
		New York City Muni. Wtr. Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,472,590
1,000	M	5% 6/15/2023		1,169,320
2,000	M	5% 6/15/2032		2,130,060
1,250	M	New York State Environ. Facs. Corp. 5% 6/15/2023		1,478,612
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,721,610
				9,972,192
Total Value of Municipal Bonds (cost $147,531,598)			100.3%	157,936,685
Excess of Liabilities Over Other Assets			(.3)	(402,674)
Net Assets			100.0%	$157,534,011

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$147,531,598. Accumulated net unrealized appreciation on investment was $10,405,087, consisting of $11,528,082 gross unrealized appreciation and $1,122,995 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Combined Utility-8.9%
$1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		$ 1,073,990
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030		1,099,990
				2,173,980
		Education-4.4%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025		1,086,360
		Electric-4.5%
1,000	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		1,095,320
		General Obligation-4.7%
1,000	M	Charlotte 5% 7/1/2027		1,147,030
		Health Care-15.0%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034		1,051,330
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,072,410
1,000	M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027		1,048,000
500	M	North Carolina State Medical Care Commission Hlth. Facs. Rev.
		5% 10/1/2031		512,200
				3,683,940
		Lease-28.6%
		Cabarrus County:
1,000	M	5.25% 6/1/2027		1,109,740
1,000	M	5% 1/1/2029		1,084,990
1,000	M	Charlotte 5% 6/1/2029		1,054,370
1,000	M	Durham County 5% 6/1/2027		1,090,440
500	M	Harnett County 5% 6/1/2027		526,190
1,000	M	Monroe 5.5% 3/1/2034		1,043,670
1,000	M	Salisbury 5.625% 3/1/2026		1,094,240
				7,003,640
		Other Tax-5.1%
		Puerto Rico Sales Tax Fing. Revenue:
1,000	M	5.75% 8/1/2037		823,090
500	M	5.25% 8/1/2040		433,550
				1,256,640
		Pre-Refunded/Escrowed-to-Maturity-11.2%
475	M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2014 (c)		487,060
1,000	M	Lincoln County 5.5% 6/1/2018 (c)		1,195,370
1,000	M	North Carolina State Medical Care Commission Hlth. Facs. Rev.
		5.625% 10/1/2014 (c)		1,054,110
				2,736,540
		Toll & Turnpike-4.4%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,094,220
		Water/Sewer-12.2%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,074,150
		Dare County Utilities Sys. Revenue:
320	M	5% 2/1/2030		343,520
465	M	5% 2/1/2031		497,029
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034		1,080,480
				2,995,179
Total Value of Municipal Bonds (cost $22,807,328)			99.0%	24,272,849
Other Assets, Less Liabilities			1.0	257,656
Net Assets			100.0%	$24,530,505

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$22,807,328. Accumulated net unrealized appreciation on investment was $1,465,521, consisting of $1,703,136 gross unrealized appreciation and $237,615 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.8%
		Education-12.1%
$ 500	M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.) 5.375% 12/1/2030		$ 537,615
1,000	M	University Akron Gen. Rcpts. 5% 1/1/2028		1,053,650
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029		1,049,630
				2,640,895
		Electric-2.5%
500	M	American Mun. Power Rev. (Prairie State Energy Campus)
		5.375% 2/15/2028		534,925
		General Obligation-47.2%
560	M	Adams County Valley Local School District 7% 12/1/2015		599,015
500	M	Avon Local School District 6.5% 12/1/2015		536,380
1,000	M	Beavercreek County School District 5% 12/1/2029		1,077,550
650	M	Beavercreek Local School District 6.6% 12/1/2015		693,531
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023		1,033,880
1,000	M	Columbus 5% 8/15/2029		1,118,970
500 M		Dayton Met. Library Impt. 5% 12/1/2038		520,025
1,000	M	Franklin County 5% 12/1/2031		1,069,170
655	M	Jefferson County Jail Construction 5.75% 12/1/2019		731,714
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028		436,612
250	M	6.125% 12/1/2033		268,772
1,000	M	St. Mary's City School District 5% 12/1/2025		1,064,830
1,000	M	Wapakoneta City School District 5% 12/1/2025		1,109,590
				10,260,039
		Health Care-9.8%
1,000	M	Montgomery County Rev. 5.5% 5/1/2034		1,091,060
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033		1,034,530
				2,125,590
		Housing-2.7%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
395	M	6.125% 9/1/2028		415,761
160	M	5.45% 9/1/2033		165,686
				581,447
		Lease-4.9%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027		1,070,630
		Other Revenue-4.9%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,056,180
		Other Tax-3.8%
1,000	M	Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. 6% 8/1/2039		821,930
		State General Obligation-5.1%
1,000	M	Ohio State 5.375% 9/1/2028		1,120,450
		Toll & Turnpike-2.1%
430	M	Ohio State Turnpike Commission 5% 2/15/2028		460,199
		Water/Sewer-4.7%
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,033,920
Total Value of Municipal Bonds (cost $20,687,479)			99.8%	21,706,205
Other Assets, Less Liabilities			.2	47,404
Net Assets			100.0%	$21,753,609

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$20,687,479. Accumulated net unrealized appreciation on investment was $1,018,726, consisting of $1,212,007 gross unrealized appreciation and $193,281 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.0%
		Airport-2.1%
$1,000	M	Port of Portland Airport Rev. 5% 7/1/2029		$1,035,470
		Education-2.2%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029		1,078,860
		Electric-1.2%
500	M	Emerald Peoples Util. Dist. Rev. 5% 11/1/2022		573,775
		General Obligation-39.4%
		Beaverton School District #48J:
750	M	5% 6/1/2031		816,660
1,500	M	5.125% 6/1/2036		1,623,495
1,000	M	Central Oregon Community College Dist. 5% 6/15/2030		1,137,330
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025		1,127,460
1,000	M	Clackamas Community College Dist. 5% 5/1/2024		1,099,220
1,000	M	Clackamas County School Dist. #7J, 5.25% 6/1/2021		1,211,550
		Clackamas & Washington Cntys. Sch. Dist. #3:
500	M	5% 6/15/2030		549,255
500	M	5% 6/15/2032		550,895
		Jackson County School District #549C:
1,000	M	5% 12/15/2027		1,097,740
1,000	M	5% 6/15/2030		1,082,470
1,500	M	Lake Oswego 5% 6/1/2031		1,652,100
1,000	M	Linn County School Dist. #55, 5.5% 6/15/2027		1,217,070
1,000	M	Multnomah County School District #3, 5% 6/30/2035		1,058,500
1,225	M	Newport Zero Coupon 6/1/2029		640,638
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027		1,099,650
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		516,400
1,500	M	Salem 5% 6/1/2028		1,637,940
600	M	Washington and Clackamas Counties School District #23,
		5.25% 6/1/2016		672,636
1,000	M	Washington Cnty. School District #15 Zero Coupon 6/15/2023		731,210
				19,522,219
		Health Care-7.4%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035		1,017,000
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,085,890
500	M	Oregon State Facs. Auth. Rev. 5% 3/15/2030		511,195
1,000	M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032		1,049,060
				3,663,145
		Housing-1.2%
560	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030		595,112
		Industrial Development Revenue/Pollution Control Revenue-1.1%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		521,680
		Lease-2.7%
		Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000	M	5.25% 7/1/2027		909,830
500	M	6% 7/1/2028		438,125
				1,347,955
		Other Tax-11.9%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		1,118,320
		Oregon State Department Trans. Hwy. User Tax Revenue:
1,000	M	5% 11/15/2028		1,083,890
1,000	M	5% 11/15/2031		1,073,620
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030		520,200
		Puerto Rico Sales Tax Financing Revenue:
1,500	M	6% 8/1/2039		1,232,895
1,000	M	5.25% 8/1/2040		867,100
				5,896,025
		Pre-Refunded/Escrowed-to-Maturity-7.0%
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2018 (c)		1,217,290
1,000	M	Tillamook & Yamhill Counties School District #101,
		5% 6/15/2015 (c)		1,079,510
1,000	M	Yamhill County School Dist. #40, 5% 6/15/2017 (c)		1,150,620
				3,447,420
		State General Obligation-4.1%
1,000	M	Oregon State University Sys. 5% 8/1/2030		1,103,720
1,000	M	Puerto Rico Commonwealth 5.375% 7/1/2025		934,930
				2,038,650
		Water/Sewer-17.7%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		819,960
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025		1,089,200
1,000	M	5% 6/15/2027		1,069,380
1,000	M	5% 10/1/2033		1,082,520
500	M	Portland Water Sys. Rev. 5% 5/1/2034		534,110
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028		840,480
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024		1,018,670
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031		2,341,758
				8,796,078
Total Value of Municipal Bonds (cost $46,217,716)			98.0%	48,516,389
Other Assets, Less Liabilities			2.0	997,452
Net Assets			100.0%	$49,513,841

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$46,217,716. Accumulated net unrealized appreciation on investment was $2,298,673, consisting of $3,074,716 gross unrealized appreciation and $776,043 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.9%
		Airport-3.0%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029		$1,097,260
		Appropriation-2.8%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		1,028,750
		Education-5.7%
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033		1,069,130
500	M	Pennsylvania St. Higher Ed. Facs. Auth. Rev. 5% 4/1/2035		516,075
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031		534,150
				2,119,355
		General Obligation-40.5%
1,000	M	Beaver County 5.55% 11/15/2031		1,093,340
500	M	Berks County 5% 11/15/2031		540,040
385	M	Boyertown Area School District 5% 10/1/2023		409,467
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032		1,084,340
1,000	M	Daniel Boone Area School District 5% 8/15/2029		1,049,500
1,000	M	East Stroudsburg Area School District 5% 9/1/2029		1,062,330
1,000	M	Easton Area School District 5.2% 4/1/2028		1,086,180
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		1,048,460
1,000	M	Methacton School District 6.375% 3/1/2024		1,183,770
1,000	M	Penn Delco School District 5% 6/1/2034		1,051,610
1,000	M	Philadelphia 7% 7/15/2028		1,120,590
1,000	M	Philadelphia School District 6% 9/1/2038		1,072,780
1,000	M	Reading 6.25% 11/1/2033		1,069,820
1,000	M	Scranton School District 5% 7/15/2027		1,038,990
1,000	M	West Mifflin Area School District 5.375% 4/1/2028		1,087,230
				14,998,447
		Health Care-17.1%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029		1,083,500
370	M	Berks County Municipal Auth. Hosp. Rev. 5.7% 10/1/2014		376,708
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031		1,059,250
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034		1,024,370
1,000	M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018		1,176,740
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032		520,995
1,000	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025		1,105,770
				6,347,333
		Other Tax-6.6%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		1,117,740
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031		521,115
1,000	M	Puerto Rico Sales Tax Fing. Corp. Rev. 5.75% 8/1/2037		823,090
				2,461,945
		Pre-Refunded/Escrowed-to-Maturity-1.8%
615	M	Boyertown Area School District 5% 4/1/2015 (c)		658,505
		Toll & Turnpike-8.7%
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028		1,128,360
1,000	M	5% 6/1/2029		1,036,360
1,000	M	5% 12/1/2030		1,049,140
				3,213,860
		Water/Sewer-12.7%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,033,380
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,043,030
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		521,245
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,073,160
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,043,090
				4,713,905
Total Value of Municipal Bonds (cost $34,373,902)			98.9%	36,639,360
Other Assets, Less Liabilities			1.1	391,120
Net Assets			100.0%	$37,030,480

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$34,373,902. Accumulated net unrealized appreciation on investment was $2,265,458, consisting of $2,445,804 gross unrealized appreciation and $180,346 gross unrealized depreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
September 30, 2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.7%
		Airport-5.5%
$1,000	M	Capital Regional Airport Rev. 5% 7/1/2024		1,070,080
1,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2026		1,099,660
				2,169,740
		Appropriation-5.4%
		Arlington Cnty. Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029		536,885
500	M	5% 2/15/2030		529,890
1,000	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029		1,070,250
				2,137,025
		Combined Utility-4.0%
		Richmond Public Util. Revenue:
500	M	5% 1/15/2038		529,690
1,000	M	5% 1/15/2040		1,033,230
				1,562,920
		Education-2.3%
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034		529,565
350	M	University of Virginia University Rev. 5% 6/1/2037		366,625
				896,190
		General Obligation-25.4%
1,000	M	Danville 5% 8/1/2029		1,114,810
1,000	M	Hampton 5% 4/1/2026		1,137,470
500	M	Hanover Cnty. 5.25% 1/15/2031		554,835
1,000	M	Hopewell 5.875% 7/15/2034		1,183,840
1,000	M	Portsmouth 5% 2/1/2035		1,068,380
500	M	Powhatan Cnty. 5% 1/15/2032		522,840
1,000	M	Suffolk 5% 6/1/2028		1,100,080
		Virginia State Public School Authority Revenue:
1,000	M	5% 8/1/2026		1,107,360
1,000	M	5% 8/1/2028		1,118,690
1,000	M	Waynesboro 5% 1/15/2034		1,020,070
				9,928,375
		Health Care-5.4%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026		1,081,850
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2036		1,023,420
				2,105,270
		Housing-2.2%
800	M	Virginia State Hsg. Dev. Auth. Single-Family Mtg. Rev. 6% 7/1/2025		866,240
		Lease-12.7%
135	M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2031		142,823
750	M	Loudoun Cnty. Indl. Dev. Auth. Rev. 5% 6/1/2031		794,497
1,000	M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2024		1,098,700
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,073,540
775	M	Stafford Cnty. Indl. Dev. Auth. Rev. 5.25% 8/1/2031		786,145
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030		1,065,440
				4,961,145
		Other Revenue-5.5%
		Virginia St. Res. Auth. Infrastructure Revenue:
1,000	M	5% 11/1/2029		1,083,260
1,000	M	5% 11/1/2033		1,056,180
				2,139,440
		Other Tax-4.8%
		Puerto Rico Sales Tax Fing. Revenue:
250	M	5.75% 8/1/2037		205,772
1,000	M	6% 8/1/2039		821,930
1,000	M	5.25% 8/1/2040		867,100
				1,894,802
		Pre-Refunded/Escrowed-to-Maturity-7.8%
865	M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2016 (c)		968,973
1,000	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017		1,116,820
225	M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (c)		253,447
650	M	University of Virginia University Rev. 5% 6/1/2015 (c)		700,797
				3,040,037
		Transportation-2.8%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,087,920
		Water/Sewer-13.9%
1,000	M	Fairfax Cnty. Water Auth. Rev. 5% 4/1/2028		1,129,100
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		1,055,080
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		523,270
1,000	M	Norfolk Water Rev. 5% 11/1/2037		1,051,480
700	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		588,337
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024		1,081,820
				5,429,087
Total Value of Municipal Bonds (cost $36,700,978)			97.7%	38,218,191
Other Assets, Less Liabilities			2.3	905,644
Net Assets			100.0%	$39,123,835

At September 30, 2013, the cost of municipal investments for federal income tax purposes was
$36,700,978. Accumulated net unrealized appreciation on investment was $1,517,213, consisting of $2,116,740 gross unrealized appreciation and $599,527 gross unrealized depreciation.

FOOTNOTES

(a) Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at September 30, 2013

(b) A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(c) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds' investments as of September 30, 2013:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	-	$ 648,926,895	-
Tax Exempt Opportunities	-	266,463,419	-
California	-	46,128,179	-
Connecticut	-	32,880,794	-
Massachusetts	-	22,833,475	-
Michigan	-	20,615,014	-
Minnesota	-	21,473,266	-
New Jersey	-	48,941,882	-
New York	-	157,936,685	-
North Carolina	-	24,272,849	-
Ohio	-	21,706,205	-
Oregon	-	48,516,389	-
Pennsylvania	-	36,639,360	-
Virginia	-	38,218,191	-

*The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended September 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

2. Other-Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest Income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives-The Funds may invest in derivatives such as futures contracts ("futures contracts"), options on futures contracts ("options"), inverse floating rate securities ("inverse floaters"), interest rate swap agreements ("swap agreements") and Municipal Market Data rate locks ("MMD Rate Locks") to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the Funds' adviser, First Investors Management Company, Inc. ("FIMCO") to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At September 30, 2013, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended September 30, 2013, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. For the period ended September 30, 2013, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended September 30, 2013, the Funds had no investments in MMD Rate Locks.

Item 2. Controls and Procedures

(a) The Registrant's President and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 27, 2013